Tax Note	12 Months Ended
Mar. 31, 2023
Major components of tax expense (income) [abstract]
Tax Note [Text Block]

19.    Tax Note

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	March 31, 2023	March 31, 2022

(Loss) income for the year from continuing operations before tax	$(236,133,300)	$82,038,129

Expected income tax	$(63,493,000)	$22,150,000
Change in statutory, foreign tax, foreign exchange rates and other	49,750,000	(28,417,000)
Permanent differences	3,709,000	7,629,000
Share issue cost	(6,000)	(1,885,000)
Adjustment to prior years provision and other	(2,334,000)	6,686,000
Change in unrecognized deductible temporary differences	12,926,000	(3,747,000)
Tax expense	$289,000	$2,416,000

Current income tax	$1,612,000	$887,000
Deferred income tax (recovery)	(1,323,000)	1,529,000
Total income tax	$289,000	$2,416,000

The significant components of the Company's deferred tax assets and liabilities are as follows:

	March 31, 2023	March 31, 2022
Deferred tax assets (liabilities)
Plant and equipment	$(578,000)	$(12,802,000)
Share issuance costs and other	78,000	-
Energy tax receivable	(494,000)	(490,000)
Digital currencies	(81,000)	(186,000)
Right of use asset and lease liability	-	14,000.00
Debt with accretion	(845,000)	-
Non-capital losses	1,714,000	11,935,000
	$(206,000)	$(1,529,000)

The significant components of the Company's deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities:

	March 31, 2023	March 31, 2022	Expiry

Intangible asset	$3,538,000	$4,933,000	NA
Share issue costs and other	5,103,000	6,099,000	2042 - 2045
Loss carryforwards	76,742,000	72,893,000	2025 - Indefinite
Investments	11,298,000	43,000	NA
Plant and equipment	69,712,000	14,539,000	NA
	$166,393,000	$98,507,000